Shareholders' equity (Narrative) (Details)			1 Months Ended		3 Months Ended			12 Months Ended
		Jun. 16, 2019 shares	Feb. 28, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2019	Mar. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Jan. 01, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note stock split conversionRatio1						6.69
Ordinary shares, authorized | shares					75,000,000			75,000,000	31,390,135
Number of Protected Ordinary shares that were exchanged for Ordinary shares | shares		18,654,270
Net of issuance costs								$ 4,876,000
Issuance of Protected ordinary shares, net of issuance costs	[1]							$ 4,340,000	$ 54,635,000
Vesting period					4 years
Weighted-average grant-date fair value of options granted | $ / shares					$ 11.78		$ 1.85	$ 11.99	$ 1.27	$ 0.40
Aggregate intrinsic value of exercised options					$ 6,260,000		$ 234,000	$ 2,715,000	$ 5,716,000	$ 593,000
Grant-date fair value of vested options					5,182,000		1,618,000	5,768,000	$ 972,000	501,000
Total unrecognized compensation cost					$ 34,158,000			$ 26,227,000
Total unrecognized compensation cost weighted-average period					3 years 22 days			2 years 10 months 28 days
Number of shares sold by ordinary shareholders to existing investor in secondary market transaction | shares									679,762
Number of shares sold by ordinary shareholders to existing investor in secondary market transaction, value									$ 15,000,000
Stock-based compensation costs					$ 2,762,000		$ 1,746,000	$ 8,899,000	11,648,000	$ 1,403,000
Operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs									$ 9,187,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares sold by ordinary shareholders to existing investor in secondary market transaction, price per share | $ / shares									$ 21.41
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares sold by ordinary shareholders to existing investor in secondary market transaction, price per share | $ / shares									$ 22.41
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares available for grant | shares											1,840,016
Unallocated ordinary shares | shares					1,684,822			284,008
2011 plan and 2019 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares reserved and available for grant and issuance | shares					6,422,377			4,862,550
A4 protected ordinary shares | New investor and certain existing investors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of Protected ordinary shares, net of issuance costs (in shares) | shares				2,317,434
Issuance of Protected ordinary shares, net of issuance costs				$ 52,995,000
Shares issued during period, price per share | $ / shares				$ 22.88
A4 protected ordinary shares | Existing investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of Protected ordinary shares, net of issuance costs (in shares) | shares			182,752
Net of issuance costs			$ 60,000
Issuance of Protected ordinary shares, net of issuance costs			$ 4,125,000
Shares issued during period, price per share | $ / shares			$ 22.88
Deemed dividend			$ 632,000

[1]	*See note 3 and note 13